Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 58,496,432	$ 2,108,739	$ 22,542,750	$ 4,806,596
At UMC's statutory income tax rate	11,699,286		4,508,550	961,319
Adjustments in respect of current income tax of prior periods	(150,260)		(1,140,060)	(1,033,780)
Net changes in loss carry-forward and investment tax credits	(845,267)		447,570	2,387,922
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	183,123		(505,537)	(169,568)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(3,258,695)		(2,500,688)	(1,778,820)
Investment gain	(1,388,877)		(431,501)	(270,610)
Dividend income	(171,725)		(130,672)	(139,093)
Others	6,463		32,268	110,991
Basic tax	0		2,803	3,215
Estimated income tax on unappropriated earnings	1,558,031		1,087,216	150,401
Effect of different tax rates applicable to UMC and its subsidiaries	116,174		(191,687)	(102,608)
Taxes withheld in other jurisdictions	43,443		25,193	19,749
Others	126,556		487,628	91,228
Income tax expense recorded in profit or loses	$ 7,918,252	$ 285,445	$ 1,691,083	$ 230,346